INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of jurisdictional components of loss before income taxes

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Mainland China	(76,511)	(63,715)	(18,110)
Overseas	41,882	5,811	(17,353)
Loss before provision for income tax	(34,629)	(57,904)	(35,463)

Schedule of current and deferred components of the income tax (benefit) expense

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Current:
Mainland China	42	470	173
Overseas	404	(222)	126
Current tax expense	446	248	299
Deferred:
Mainland China	(2,647)	13,420	2,235
Overseas	(229)	25	3
Deferred tax (benefits)/expenses	(2,876)	13,445	2,238
Total (benefit from) provision for income taxes	(2,430)	13,693	2,537

Schedule of reconciliation of statutory income tax rate and the effective income tax rate

	For the years ended December 31,
	2025
	Amount	Percent
	US$	%
Income before provision for income tax	(35,463)
PRC statutory income tax rate	(8,866)	25
Tax effects of other tax jurisdictions
Netherlands
Statutory tax rate difference between PRC and Netherlands	(314)	0.9
Intercompany profit &loss	(1,016)	2.9
Others	24	(0.1)
U.S.
Statutory tax rate difference between PRC and U.S.	404	(1.1)
Intercompany profit &loss	2,076	(5.9)
Others	100	(0.3)
Cayman
Statutory tax rate difference between PRC and Cayman	1,187	(3.3)
All others	1,932	(5.4)
Changes in valuation allowances	11,476	(32.4)
Effect of research and development super-deduction	(2,751)	7.8
Others	(746)	2.1
Effect of preferential tax rates	(969)	2.7
Effective Tax Rate	2,537	(7.2)

	For the years ended December 31,
	2023	2024
	US$	US$
Loss before income tax	(34,629)	(57,904)
Tax effect at PRC enterprise income tax rate of 25%	(8,657)	(14,476)
Effect of preferential tax rates	274	(1,331)
Tax effect of permanence differences	(1,173)	3,284
Effect of income tax rate differences in other jurisdictions	3,020	8,917
Changes in valuation allowances	4,106	17,299
Income tax (benefits)/expenses	(2,430)	13,693

Schedule of deferred tax assets and liabilities

	For the years ended December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Net operating loss carry-forwards	22,477	25,577
Increment of intangible assets	16,581	16,865
Deferred revenue	3,443	3,694
Impairment of inventory and investment	1,636	2,466
Others	664	6,069
Less: valuation allowance	(27,336)	(38,928)
Net deferred tax assets	17,465	15,743

	For the years ended December 31,
	2024	2025
	US$	US$
Deferred tax liabilities:
Change in fair value of investments	(2,298)	(1,897)
Intangible assets recognized from the acquisition	(819)	(776)
Total deferred tax liabilities	(3,117)	(2,673)

Schedule of changes in valuation allowance

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at beginning of the year	6,116	10,037	27,336
Additions	3,921	17,299	11,592
Balance at end of the year	10,037	27,336	38,928